Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling interest
Beginning balance at Jun. 30, 2013	$ 111,880	$ 70	$ 82,684	$ 179,614	$ (22,212)	$ (135,938)	$ 7,662
NET INCOME	19,140			16,424			2,716
Currency translation adjustments	(140)				(143)		3
Pension and postretirement plan funded status adjustment, net of tax	2,157				2,157
Cash dividends declared ($0.44, $0.48 and $0.52 per share for the twelve months ended 2014, 2015 and 2016 respectively)	(1,540)			(1,540)
Cash dividends paid to non-controlling interests of subsidiaries	(984)						(984)
Stock-based compensation and shortfall tax benefit	1,648		1,648
Stock Option Exercises	2,683	1	2,682
Employee stock purchases	59		40			19
Ending balance at Jun. 29, 2014	134,903	71	87,054	194,498	(20,198)	(135,919)	9,397
NET INCOME	24,551			20,654			3,897
Currency translation adjustments	(5,133)				(4,810)		(323)
Pension and postretirement plan funded status adjustment, net of tax	(1,851)				(1,851)
Cash dividends declared ($0.44, $0.48 and $0.52 per share for the twelve months ended 2014, 2015 and 2016 respectively)	(1,710)			(1,710)
Cash dividends paid to non-controlling interests of subsidiaries	(882)						(882)
Stock-based compensation and shortfall tax benefit	1,970		1,970
Stock Option Exercises	474		474
Employee stock purchases	79		62			17
Ending balance at Jun. 28, 2015	152,401	71	89,560	213,442	(26,859)	(135,902)	12,089
NET INCOME	14,122			9,149			4,973
Currency translation adjustments	(5,248)				(4,934)		(314)
Pension and postretirement plan funded status adjustment, net of tax	(5,880)				(5,880)
Cash dividends declared ($0.44, $0.48 and $0.52 per share for the twelve months ended 2014, 2015 and 2016 respectively)	(1,863)			(1,863)
Cash dividends paid to non-controlling interests of subsidiaries	(1,568)						(1,568)
Stock-based compensation and shortfall tax benefit	2,075		2,075
Stock Option Exercises	364	1	363
Employee stock purchases	109		78			31
Ending balance at Jul. 03, 2016	$ 154,512	$ 72	$ 92,076	$ 220,728	$ (37,673)	$ (135,871)	$ 15,180